ACCOUNTS AND NOTES RECEIVABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 9 – ACCOUNTS AND NOTES RECEIVABLE

Accounts receivables

As of September 30, 2014, accounts receivable, net of the allowance for doubtful accounts, totaling $337,475 principally represent receivables from clients of the Company’s subsidiary, PVM. The corresponding amount at December 31, 2013 was $1,864,506.

Periodically the Company assesses and reviews the receivables for collectability. As of December 31, 2013, the Company’s management considered all accounts outstanding fully collectible. As of September 30, 2014 due to changes in business environment and contractual covenants the Company recorded a provision for uncollectible receivables. The provision primarily consists of San Diego clients’ receivables for the contracts signed prior to 2014 which were determined to be uncollectible during the second quarter of 2014 and receivables from Arizona clients deemed uncollectible in the third quarter of 2014. In addition some Nevada clients could not perform under their respective contracts and requested a settlement, one of the three of which had an outstanding receivable of $17,000. As the result the Company wrote off these receivables by recording a provision for sales returns and refunds in the total amount of $842,825 as of September 30, 2014. For further details see Note 10.

Notes Receivable current

During the third quarter of 2014 one of the Company’s clients signed a note for $75,000 as a payment on accounts receivable. The note is due on December 31, 2014 and bears an interest rate of 7.5%.

Notes Receivable non-current

During December 2013, the Company entered into a multiple advance secured promissory note for $1,000,000 with a Canadian partner, all transactions with whom are considered to be on an arms-length basis. This note is due and payable, together with interest at 5% per annum on December 10, 2018. As of September 30, 2014 and December 31, 2013 the outstanding balance of this note receivable was $155,000 and $115,000 respectively.

Note 8 – Accounts and Notes Receivable

As of December 31, 2013, accounts receivable totaling $1,864,506 represent receivables from clients of the Company’s subsidiary, PVM. The corresponding amount at December 31, 2012 was $2,052,000.

During December 2013, the Company entered in to a multiple advance secured promissory note for up to $1,000,000 with a Canadian partner of which $115,000 was disbursed in 2013. This note is due and payable, together with interest at 5% per annum.  As of December 31, 2013 the outstanding balance of this note receivable was $115,000.

Periodically the Company assesses and reviews the receivables for collectability, as of December 31, 2013, the Company’s management considered all accounts outstanding fully collectible.